Property and Equipment - Additional Information (Detail) - PHP (₱) ₱ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Property Plant And Equipment [Line Items]
Interest capitalized to property and equipment		₱ 1,524	₱ 816	₱ 566
Average interest capitalization rate		5.00%	5.00%	5.00%
Net foreign exchange differences qualified as borrowing costs		₱ 411	₱ 106	₱ 111
Cost of fully depreciated property and equipment that are still being used	₱ 196,612	171,867	196,612
Impairment losses		1,958	₱ 3,913
Smart Communications, Inc. [Member] | Network Improvement Project [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Impairment losses	3,913
Digitel Mobile Philippines, Inc. [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Impairment losses		862
Digitel Mobile Philippines, Inc. [Member] | Network Improvement Project [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Impairment losses	₱ 3,913
Digital Telecommunications Phils., Inc. [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Impairment losses		₱ 1,096